9. Subscription Receivable for Stock to be Issued	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Subscription Receivable for Stock to be Issued

Note 9 – Subscription Receivable for Stock to be Issued

On June 19, 2018 the Company entered into private placement with individual investors at $1.75 per share. As of December 31, 2018, total amount of shares sold through private placement amount to 5,755,927 shares. Total subscription receivable for stock to be issued as of December 31, 2018 has been fully received.